Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	24.53%	35.00%	35.00%
State income tax	2.00%	1.00%	1.00%
Impact of change in Federal income tax rate	(2.00%)	0.00%	0.00%
Other differences	(4.00%)	(4.00%)	(2.00%)
Effective income tax rate	21.00%	32.00%	34.00%